REVENUES (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of segment revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2025:

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961

	Three Months Ended June 30, 2025
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$1,372	$238	$1,002	$—	$2,612	$4,083	$6,695
Direct operating costs (2)	(1,164)	(151)	(688)	(2)	(2,005)	(2,693)	(4,698)
General and administrative expenses	(31)	(18)	(27)	(28)	(104)	(167)	(271)
Gain (loss) on dispositions, net	2	—	—	—	2	4	6
Gain (loss) on dispositions, net recorded in equity	(4)	—	—	—	(4)	(14)	(18)
Other income (expense), net (3)	—	1	(15)	—	(14)	(41)	(55)
Interest income (expense), net	(71)	(44)	(111)	(20)	(246)	(555)	(801)
Current income tax (expense) recovery	(13)	(7)	(19)	—	(39)	(80)	(119)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (4)	14	19	12	—	45	36	81
Adjusted EFO	105	38	154	(63)	234
Depreciation and amortization expense (2) (5)					(231)	(536)	(767)
Impairment reversal (expense), net					(3)	(11)	(14)
Gain (loss) on dispositions, net recorded in equity					4	14	18
Other income (expense), net (3)					(3)	(45)	(48)
Deferred income tax (expense) recovery					68	116	184
Non-cash items attributable to equity accounted investments(4)					(43)	(15)	(58)
Net income (loss)					$26	$109	$135
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $5,465 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $(103) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $(14) million primarily related to employee incentive payments linked to the realization of value at the partnership’s advanced energy storage operation. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(3) million includes $76 million of net gain recognized upon deconsolidation of the partnership’s healthcare services operation, $35 million of expenses related to expected employee incentive payments linked to the realization of value at the partnership’s advanced energy storage operation, $20 million of net revaluation losses, $16 million of business separation expenses, stand-up costs and restructuring charges, $4 million of net loss on debt modification and extinguishment, $1 million of transaction costs and $3 million of other expenses.
(4)The sum of these amounts equates to equity accounted income (loss) of $23 million as per the unaudited interim condensed consolidated statements of operating results.
(5)For the three months ended June 30, 2025, depreciation and amortization expense by segment is as follows: business services $208 million, infrastructure services $175 million, industrials $384 million, and corporate and other $nil.

	Six Months Ended June 30, 2025
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,773	$472	$1,985	$—	$5,230	$8,214	$13,444
Direct operating costs (2)	(2,345)	(293)	(1,350)	(5)	(3,993)	(5,377)	(9,370)
General and administrative expenses	(62)	(39)	(59)	(55)	(215)	(367)	(582)
Gain (loss) on dispositions, net (3)	2	114	—	—	116	104	220
Gain (loss) on dispositions, net in equity	(4)	—	—	—	(4)	(14)	(18)
Other income (expense), net (4)	2	21	(19)	—	4	(40)	(36)
Interest income (expense), net	(138)	(91)	(218)	(45)	(492)	(1,079)	(1,571)
Current income tax (expense) recovery	(31)	(13)	(77)	—	(121)	(195)	(316)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (5)	25	33	22	—	80	74	154
Adjusted EFO	222	204	284	(131)	579
Depreciation and amortization expense (2) (6)					(451)	(1,046)	(1,497)
Impairment reversal (expense), net					(3)	(11)	(14)
Gain (loss) on dispositions, net in equity					4	14	18
Other income (expense), net (4)					(16)	(134)	(150)
Deferred income tax (expense) recovery					90	158	248
Non-cash items attributable to equity accounted investments(5)					(97)	(42)	(139)
Net income (loss)					$106	$285	$391
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $10,867 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on dispositions, net recorded in Adjusted EFO of $116 million primarily represents the partnership’s economic ownership interest in net gains of $114 million related to the disposition of the partnership’s offshore oil services' shuttle tanker operation.
(4)The sum of these amounts equates to other income (expense), net of $(186) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $4 million includes $19 million of realized gain relating to upgrades completed for customers on certain vessels at the partnership’s offshore oil services, $16 million of expenses related to employee incentive payments linked to the realization of value at the partnership’s advanced energy storage operation, $5 million of net revaluation gains and $4 million of other expenses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(16) million includes $76 million of net gain recognized upon deconsolidation of the partnership’s healthcare services operation, $48 million of unrealized gains recorded on reclassification of property, plant and equipment to finance leases at the partnership’s offshore oil services, $40 million of net revaluation losses, $38 million of business separation expenses, stand-up costs and restructuring charges, $35 million of expenses related to expected employee incentive payments linked to the realization of value at the partnership’s advanced energy storage operation, $11 million of transaction costs, $5 million of net loss on debt modification and extinguishment and $11 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $15 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six months ended June 30, 2025, depreciation and amortization expense by segment is as follows: business services $430 million, infrastructure services $340 million, industrials $727 million, and corporate and other $nil.

	Three Months Ended June 30, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,353	$322	$964	$—	$3,639	$8,307	$11,946
Direct operating costs (2)	(2,154)	(189)	(739)	(3)	(3,085)	(7,034)	(10,119)
General and administrative expenses	(35)	(20)	(27)	(25)	(107)	(200)	(307)
Gain (loss) on dispositions, net (3)	—	—	81	—	81	3	84
Gain (loss) on dispositions, net recorded in equity (4)	—	—	22	—	22	—	22
Other income (expense), net (5)	2	—	3	—	5	8	13
Interest income (expense), net	(72)	(60)	(86)	(38)	(256)	(522)	(778)
Current income tax (expense) recovery	(17)	(3)	(22)	—	(42)	(80)	(122)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (6)	9	26	10	—	45	36	81
Adjusted EFO	86	76	206	(79)	289
Depreciation and amortization expense (2) (7)					(251)	(558)	(809)
Gain (loss) on dispositions, net recorded in equity (4)					(22)	—	(22)
Other income (expense), net (5)					(89)	(24)	(113)
Deferred income tax (expense) recovery					88	151	239
Non-cash items attributable to equity accounted investments(6)					(35)	(15)	(50)
Net income (loss)					$(20)	$85	$65
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $10,928 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on dispositions, net recorded in Adjusted EFO of $81 million represents the partnership’s economic ownership interest in gains from the disposition of the partnership’s Canadian aggregates production operation.
(4)Gain (loss) on dispositions, net recorded in equity in Adjusted EFO of $22 million represents the partnership’s economic ownership interest in gains primarily related to the disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $(100) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $5 million includes $2 million of realized net revaluation gains, and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(89) million includes $82 million related to provisions recorded at the partnership’s construction operation, $13 million of net gains on debt modification and extinguishment, $13 million of business separation expenses, stand-up costs and restructuring charges, $8 million of unrealized net revaluation gains, $5 million of transaction costs, and $10 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss) of $31 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2024, depreciation and amortization expense by segment is as follows: business services $248 million, infrastructure services $222 million, industrials $339 million, and corporate and other $nil.

	Six Months Ended June 30, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,536	$629	$1,998	$—	$7,163	$16,798	$23,961
Direct operating costs (2)	(4,111)	(373)	(1,532)	(7)	(6,023)	(14,166)	(20,189)
General and administrative expenses	(73)	(39)	(56)	(53)	(221)	(403)	(624)
Gain (loss) on dispositions, net (3)	15	—	81	—	96	3	99
Gain (loss) on dispositions, net recorded in equity (4)	—	—	69	—	69	13	82
Other income (expense), net (5)	51	12	4	—	67	6	73
Interest income (expense), net	(143)	(123)	(176)	(75)	(517)	(1,057)	(1,574)
Current income tax (expense) recovery	(38)	(4)	(23)	(7)	(72)	(140)	(212)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (6)	17	46	21	—	84	71	155
Adjusted EFO	254	148	386	(168)	620
Depreciation and amortization expense (2) (7)					(504)	(1,113)	(1,617)
Impairment reversal (expense), net					5	5	10
Gain (loss) on dispositions, net recorded in equity (4)					(69)	(13)	(82)
Other income (expense), net (5)					(84)	27	(57)
Deferred income tax (expense) recovery					131	213	344
Non-cash items attributable to equity accounted investments(6)					(71)	(30)	(101)
Net income (loss)					$28	$240	$268
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $21,806 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on dispositions, net recorded in Adjusted EFO of $96 million represents the partnership’s economic ownership interest in gains of $81 million from the disposition of the partnership’s Canadian aggregates production operation and $15 million from the disposition of the partnership’s real estate services operation.
(4)Gain (loss) on dispositions, net recorded in equity in Adjusted EFO of $69 million represents the partnership’s economic interest in gains primarily related to the disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $16 million as per the unaudited interim condensed consolidated statements of operating results. Other income(expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $67 million includes $50 million of other income related to a distribution at the partnership’s entertainment operation, $15 million of realized net revaluation gains, and $2 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(84) million includes $82 million related to provisions recorded at the partnership’s construction operation, $46 million of unrealized net revaluation gains, $18 million of transaction costs, $18 million of business separation expenses, stand-up costs and restructuring charges, $8 million of net gains on debt modification and extinguishment, and $20 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $54 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2024, depreciation and amortization expense by segment is as follows: business services $502 million, infrastructure services $434 million, industrials $681 million, and corporate and other $nil.
The following table presents the partnership’s assets by reportable operating segment as at June 30, 2025 and December 31, 2024:

(US$ MILLIONS)	As at June 30, 2025	As at December 31, 2024
Business services	$28,656	$31,583
Infrastructure services	16,268	17,489
Industrials	30,095	26,097
Corporate and other	316	305
Total	$75,335	$75,474

Schedule of segment revenues by timing of revenue recognition for revenue from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2025:

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$487	$169	$3,436	$4,092
Services transferred over a period of time	1,487	316	112	1,915
Total revenues from contracts with customers	$1,974	$485	$3,548	$6,007

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,089	$332	$6,873	$8,294
Services transferred over a period of time	2,950	623	197	3,770
Total revenues from contracts with customers	$4,039	$955	$7,070	$12,064
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$5,713	$221	$3,361	$9,295
Services transferred over a period of time	1,428	371	55	1,854
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$11,390	$377	$6,968	$18,735
Services transferred over a period of time	2,774	761	111	3,646
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381

Schedule of segment revenues by geographical areas
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2025:

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$398	$184	$1,526	$2,108
Australia	962	53	31	1,046
Europe	—	129	838	967
Brazil	225	3	303	531
United Kingdom	299	77	77	453
Mexico	—	—	299	299
Canada	87	11	129	227
Other	3	28	345	376
Total revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$809	$366	$3,011	$4,186
Australia	2,007	94	58	2,159
Europe	—	256	1,706	1,962
Brazil	433	12	582	1,027
United Kingdom	611	150	151	912
Mexico	—	—	586	586
Canada	166	23	268	457
Other	13	54	708	775
Total revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$300	$233	$1,367	$1,900
Australia	1,182	40	35	1,257
Europe	452	181	827	1,460
Brazil	247	22	327	596
United Kingdom	4,403	72	70	4,545
Mexico	—	—	322	322
Canada	309	18	128	455
Other	248	26	340	614
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$753	$423	$2,835	$4,011
Australia	2,164	80	66	2,310
Europe	938	362	1,756	3,056
Brazil	483	40	675	1,198
United Kingdom	8,729	145	154	9,028
Mexico	—	—	641	641
Canada	582	43	244	869
Other	515	45	708	1,268
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961